Shareowners' Equity (Shares of GE Common Stock) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016	Apr. 10, 2015
Shares Of GE Common Stock
Payments for repurchase of common stock		$ (2,709)	$ (2,211)	$ (10,225)
Stock repurchased during period	671,366,809	109,800,000	73,600,000	432,600,000
Stock repurchase program authorized amountto be repurchased						$ 50,000
Value of stock repurchased during period		$ 3,320	$ 1,901	$ 10,375
Issued		11,693,841,000	11,693,841,000	11,693,841,000
In treasury		(2,314,553,000)	(1,636,461,000)	(1,632,960,000)
Common Stock, Shares, Outstanding		9,379,288,000	10,057,380,000	10,060,881,000
Common stock, shares authorized		13,200,000,000
Common Stock, Par or Stated Value Per Share		$ 0.06			$ 0.06
Synchrony Financial
Shares Of GE Common Stock
Issued	705,270,833
In treasury	(671,366,809)